Income taxes - Income (loss) before income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Income (loss) before income taxes	¥ 1,254,658	¥ (4,662,680)	¥ (11,738,983)
Overseas entities
Income taxes
Income (loss) before income taxes	(2,289,601)	(2,496,802)	(5,191,879)
PRC entities
Income taxes
Income (loss) before income taxes	¥ 3,544,259	¥ (2,165,878)	¥ (6,547,104)